SEGMENT REPORTING	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING
29.	SEGMENT REPORTING

The Group operates in a single business segment, which is the development, manufacturing, and sale of PV-related products. The following table summarizes the Group’s net revenues by geographic region based on the location of the customers:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Japan	13,508	248,047	1,179,308	194,808
South Africa	1,081	814	728,960	120,416
Germany	2,652,159	1,489,499	694,148	114,665
The PRC	599,247	382,469	539,866	89,180
USA	859,290	513,163	421,473	69,622
South Korea	76,954	260,887	218,844	36,150
Canada	157,650	1,506	187,343	30,947
United Kingdom	14,821	15,491	115,289	19,044
Netherlands	330,920	—	90,741	14,989
India	136,249	263,228	84,310	13,927
Spain	152,133	7,043	63,075	10,419
Portugal	20,730	22,252	62,420	10,311
Australia	448,498	27,773	59,317	9,799
Belgium	132,932	44,941	57,719	9,535
Malaysia	—	251	48,882	8,075
France	303,328	62,507	35,155	5,807
Israel	—	170	24,536	4,053
Thailand	36,673	189	19,259	3,181
Greece	44,938	80,381	16,384	2,706
Italy	358,121	149,196	14,113	2,332
Others	77,253	108,573	64,550	10,663

Total net revenue	6,416,485	3,678,380	4,725,692	780,629

Over 99% of the long-lived assets of the Group are located in the PRC.

For the year ended December 31, 2012, there was no customer that accounted for 10% or more of total net revenue. The customers that accounted for 10% or more of total net revenue for the year ended December 31, 2011 and 2013 are as follows:

	For the year ended December 31,
	2011		2013		2013
	(RMB’000)		(RMB’000)		(US$’000)

Schueco International KG	967,398			*		*
MEMC Singapore Pte Ltd.	695,680			*		*
Q.Cells Japan		*	1,179,308		194,808

*	Less than 10%